Advance to Game Developers, Net	6 Months Ended
Jan. 31, 2026
Advance to Game Developers, Net [Abstract]
ADVANCE TO GAME DEVELOPERS, NET

NOTE 4 — ADVANCE TO GAME DEVELOPERS, NET

Advance to game developers, net consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Advance to game developers	$20,500,060	$22,677,194
Less: allowance for credit loss	(562,396)	(8,115,468)
Advance to game developers, net	$19,937,664	$14,561,726

Movements in advances to game developers are as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Beginning balance	$22,677,194	$22,134,756
Additional investments	7,776,480	7,379,759
Amortization	(1,487,620)	(3,433,290)
Write-off	(8,607,108)	(3,375,786)
Foreign currency translation adjustments	141,114	(28,245)
Ending balance	20,500,060	22,677,194
Less: allowance for credit loss	(562,396)	(8,115,468)
Advance to game developers, net	$19,937,664	$14,561,726

Provision for valuation allowance movement is as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Beginning balance	$(8,115,468)	$(7,967,665)
Additions	(892,557)	(3,157,669)
Reversals	1,049	10,258
Write-off	8,607,108	3,375,786
Foreign currency translation adjustments	(162,528)	(376,178)
Ending balance	$(562,396)	$(8,115,468)